Securities - Summary of Net Gains and Losses on Available-for-sale Securities (Detail) $ in Millions	12 Months Ended
Oct. 31, 2017 CAD ($)
Disclosure of financial assets [abstract]
Realized gains	$ 246
Realized losses	(22)
Impairment losses	(52)
Net gains	$ 172